Distribution Date:	01/17/25	BANK 2020-BNK27
Determination Date:	01/13/25
Next Distribution Date:	02/18/25
Record Date:	12/31/24	Commercial Mortgage Pass-Through Certificates
Series 2020-BNK27

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Cash Flows	8		Brian Hanson		bhanson@cwcapital.com
Bond / Collateral Reconciliation - Balances	9		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Current Mortgage Loan and Property Stratification	10-14	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	15-16
			David Rodgers	(212) 230-9025
Mortgage Loan Detail (Part 2)	17-18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	21				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06539XAA2	1.122000%	2,528,000.00	389,252.00	51,163.19	363.95	0.00	0.00	51,527.14	338,088.81	30.11%	30.00%
A-SB	06539XAB0	2.263000%	4,339,000.00	4,339,000.00	0.00	8,182.63	0.00	0.00	8,182.63	4,339,000.00	30.11%	30.00%
A-4	06539XAC8	1.901000%	130,000,000.00	130,000,000.00	0.00	205,941.67	0.00	0.00	205,941.67	130,000,000.00	30.11%	30.00%
A-5	06539XAH7	2.144000%	274,008,000.00	274,008,000.00	0.00	489,560.96	0.00	0.00	489,560.96	274,008,000.00	30.11%	30.00%
A-S	06539XAQ7	2.551000%	68,968,000.00	68,968,000.00	0.00	146,614.47	0.00	0.00	146,614.47	68,968,000.00	18.32%	18.25%
B	06539XAV6	2.906000%	24,213,000.00	24,213,000.00	0.00	58,635.82	0.00	0.00	58,635.82	24,213,000.00	14.18%	14.13%
C	06539XAW4	3.222120%	21,277,000.00	21,277,000.00	0.00	57,130.88	0.00	0.00	57,130.88	21,277,000.00	10.54%	10.50%
D	06539YAA0	2.500000%	16,875,000.00	16,875,000.00	0.00	35,156.25	0.00	0.00	35,156.25	16,875,000.00	7.65%	7.63%
E	06539YAE2	3.222120%	5,870,000.00	5,870,000.00	0.00	15,761.54	0.00	0.00	15,761.54	5,870,000.00	6.65%	6.63%
F	06539YAG7	3.222120%	10,272,000.00	10,272,000.00	0.00	27,581.35	0.00	0.00	27,581.35	10,272,000.00	4.89%	4.88%
G	06539YAJ1	3.222120%	5,869,000.00	5,869,000.00	0.00	15,758.85	0.00	0.00	15,758.85	5,869,000.00	3.89%	3.88%
H*	06539YAL6	3.222120%	22,745,784.00	22,745,784.00	0.00	61,074.71	0.00	0.00	61,074.71	22,745,784.00	0.00%	0.00%
V	06539YAN2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06539YAQ5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	06539YAS1	3.222120%	30,892,883.40	30,780,317.72	2,692.80	82,648.24	0.00	0.00	85,341.04	30,777,624.92	0.00%	0.00%
Regular SubTotal			617,857,667.40	615,606,353.72	53,855.99	1,204,411.32	0.00	0.00	1,258,267.31	615,552,497.73

X-A	06539XAN4	1.155117%	410,875,000.00	408,736,252.00	0.00	393,448.57	0.00	0.00	393,448.57	408,685,088.81
X-B	06539XAP9	0.578874%	93,181,000.00	93,181,000.00	0.00	44,950.03	0.00	0.00	44,950.03	93,181,000.00
X-D	06539YAC6	0.722120%	16,875,000.00	16,875,000.00	0.00	10,154.82	0.00	0.00	10,154.82	16,875,000.00
Notional SubTotal			520,931,000.00	518,792,252.00	0.00	448,553.42	0.00	0.00	448,553.42	518,741,088.81

Deal Distribution Total					53,855.99	1,652,964.74	0.00	0.00	1,706,820.73

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06539XAA2	153.97626582	20.23860364	0.14396756	0.00000000	0.00000000	0.00000000	0.00000000	20.38257120	133.73766218
A-SB	06539XAB0	1,000.00000000	0.00000000	1.88583314	0.00000000	0.00000000	0.00000000	0.00000000	1.88583314	1,000.00000000
A-4	06539XAC8	1,000.00000000	0.00000000	1.58416669	0.00000000	0.00000000	0.00000000	0.00000000	1.58416669	1,000.00000000
A-5	06539XAH7	1,000.00000000	0.00000000	1.78666667	0.00000000	0.00000000	0.00000000	0.00000000	1.78666667	1,000.00000000
A-S	06539XAQ7	1,000.00000000	0.00000000	2.12583329	0.00000000	0.00000000	0.00000000	0.00000000	2.12583329	1,000.00000000
B	06539XAV6	1,000.00000000	0.00000000	2.42166687	0.00000000	0.00000000	0.00000000	0.00000000	2.42166687	1,000.00000000
C	06539XAW4	1,000.00000000	0.00000000	2.68510034	0.00000000	0.00000000	0.00000000	0.00000000	2.68510034	1,000.00000000
D	06539YAA0	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E	06539YAE2	1,000.00000000	0.00000000	2.68510051	0.00000000	0.00000000	0.00000000	0.00000000	2.68510051	1,000.00000000
F	06539YAG7	1,000.00000000	0.00000000	2.68510027	0.00000000	0.00000000	0.00000000	0.00000000	2.68510027	1,000.00000000
G	06539YAJ1	1,000.00000000	0.00000000	2.68509968	0.00000000	0.00000000	0.00000000	0.00000000	2.68509968	1,000.00000000
H	06539YAL6	1,000.00000000	0.00000000	2.68510024	0.00000000	0.02321177	0.00000000	0.00000000	2.68510024	1,000.00000000
V	06539YAN2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06539YAQ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	06539YAS1	996.35625854	0.08716571	2.67531648	0.00000000	0.00090021	0.00000000	0.00000000	2.76248218	996.26909284

Notional Certificates
X-A	06539XAN4	994.79465044	0.00000000	0.95758703	0.00000000	0.00000000	0.00000000	0.00000000	0.95758703	994.67012792
X-B	06539XAP9	1,000.00000000	0.00000000	0.48239480	0.00000000	0.00000000	0.00000000	0.00000000	0.48239480	1,000.00000000
X-D	06539YAC6	1,000.00000000	0.00000000	0.60176711	0.00000000	0.00000000	0.00000000	0.00000000	0.60176711	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	12/01/24 - 12/30/24	30	0.00	363.95	0.00	363.95	0.00	0.00	0.00	363.95	0.00
A-SB	12/01/24 - 12/30/24	30	0.00	8,182.63	0.00	8,182.63	0.00	0.00	0.00	8,182.63	0.00
A-4	12/01/24 - 12/30/24	30	0.00	205,941.67	0.00	205,941.67	0.00	0.00	0.00	205,941.67	0.00
A-5	12/01/24 - 12/30/24	30	0.00	489,560.96	0.00	489,560.96	0.00	0.00	0.00	489,560.96	0.00
X-A	12/01/24 - 12/30/24	30	0.00	393,448.57	0.00	393,448.57	0.00	0.00	0.00	393,448.57	0.00
X-B	12/01/24 - 12/30/24	30	0.00	44,950.03	0.00	44,950.03	0.00	0.00	0.00	44,950.03	0.00
A-S	12/01/24 - 12/30/24	30	0.00	146,614.47	0.00	146,614.47	0.00	0.00	0.00	146,614.47	0.00
B	12/01/24 - 12/30/24	30	0.00	58,635.82	0.00	58,635.82	0.00	0.00	0.00	58,635.82	0.00
C	12/01/24 - 12/30/24	30	0.00	57,130.88	0.00	57,130.88	0.00	0.00	0.00	57,130.88	0.00
D	12/01/24 - 12/30/24	30	0.00	35,156.25	0.00	35,156.25	0.00	0.00	0.00	35,156.25	0.00
X-D	12/01/24 - 12/30/24	30	0.00	10,154.82	0.00	10,154.82	0.00	0.00	0.00	10,154.82	0.00
E	12/01/24 - 12/30/24	30	0.00	15,761.54	0.00	15,761.54	0.00	0.00	0.00	15,761.54	0.00
F	12/01/24 - 12/30/24	30	0.00	27,581.35	0.00	27,581.35	0.00	0.00	0.00	27,581.35	0.00
G	12/01/24 - 12/30/24	30	0.00	15,758.85	0.00	15,758.85	0.00	0.00	0.00	15,758.85	0.00
H	12/01/24 - 12/30/24	30	526.56	61,074.71	0.00	61,074.71	0.00	0.00	0.00	61,074.71	527.97
RR Interest	12/01/24 - 12/30/24	30	27.74	82,648.24	0.00	82,648.24	0.00	0.00	0.00	82,648.24	27.81
Totals			554.30	1,652,964.74	0.00	1,652,964.74	0.00	0.00	0.00	1,652,964.74	555.78

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-4 (Exch)	06539XAC8	1.901000%	130,000,000.00	130,000,000.00	0.00	205,941.67	0.00	0.00	205,941.67	130,000,000.00
A-4-1	06539XAD6	N/A	130,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	06539XAE4	N/A	130,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	06539XAF1	N/A	130,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	06539XAG9	N/A	130,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5 (Exch)	06539XAH7	2.144000%	274,008,000.00	274,008,000.00	0.00	489,560.96	0.00	0.00	489,560.96	274,008,000.00
A-5-1	06539XAJ3	N/A	274,008,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-2	06539XAK0	N/A	274,008,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X1	06539XAL8	N/A	274,008,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X2	06539XAM6	N/A	274,008,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Exch)	06539XAQ7	2.551000%	68,968,000.00	68,968,000.00	0.00	146,614.47	0.00	0.00	146,614.47	68,968,000.00
A-S-1	06539XAR5	N/A	68,968,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06539XAS3	N/A	68,968,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06539XAT1	N/A	68,968,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06539XAU8	N/A	68,968,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			2,364,880,000.00	472,976,000.00	0.00	842,117.10	0.00	0.00	842,117.10	472,976,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-4-1	06539XAD6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	06539XAE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-1	06539XAJ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-2	06539XAK0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	06539XAR5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	06539XAS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-4-X1	06539XAF1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	06539XAG9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X1	06539XAL8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X2	06539XAM6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	06539XAT1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	06539XAU8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	1,706,820.73
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,720,798.66	Master Servicing Fee	4,592.69
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,315.11
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	265.05
ARD Interest	0.00	Operating Advisor Fee	1,060.21
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	212.04
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,720,798.66	Total Fees	12,735.11

Principal		Expenses/Reimbursements
Scheduled Principal	53,855.99	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	53,855.99	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	55,098.82

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,652,964.74
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	53,855.99
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,706,820.73
Total Funds Collected	1,774,654.65	Total Funds Distributed	1,774,654.66

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	615,606,354.30	615,606,354.30	Beginning Certificate Balance	615,606,353.72
(-) Scheduled Principal Collections	53,855.99	53,855.99	(-) Principal Distributions	53,855.99
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	615,552,498.31	615,552,498.31	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	615,606,354.30	615,606,354.30	Ending Certificate Balance	615,552,497.73
Ending Actual Collateral Balance	615,552,498.31	615,552,498.31

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.58)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.58)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.22%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	5,796,474.20	0.94%	61	3.6900	NAP	Defeased	1	5,796,474.20	0.94%	61	3.6900	NAP
$5,000,000 or less	4	12,621,382.55	2.05%	63	3.6559	3.795275	1.90 or less	4	63,121,413.55	10.25%	61	3.6191	1.443334
$5,000,001 to $10,000,000	15	110,758,141.56	17.99%	62	3.5224	3.202016	1.91 to 2.20	2	19,875,833.50	3.23%	61	3.8224	2.099231
$10,000,001 to $20,000,000	7	96,201,500.00	15.63%	62	3.4056	4.161203	2.21 to 2.50	4	69,105,777.06	11.23%	61	3.1842	2.275562
$20,000,001 to $40,000,000	3	93,175,000.00	15.14%	60	3.0126	4.091641	2.51 to 2.80	5	141,025,000.00	22.91%	61	3.2115	2.661519
$40,000,001 to $50,000,000	4	182,000,000.00	29.57%	61	3.1839	2.405613	2.81 to 3.20	1	7,600,000.00	1.23%	63	3.8500	2.943300
$50,000,001 or greater	2	115,000,000.00	18.68%	59	3.0668	4.607044	3.21 or greater	19	309,028,000.00	50.20%	61	3.1393	4.737246
Totals	36	615,552,498.31	100.00%	61	3.2461	3.510306	Totals	36	615,552,498.31	100.00%	61	3.2461	3.510306
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	5,796,474.20	0.94%	61	3.6900	NAP
							Defeased	3	5,796,474.20	0.94%	61	3.6900	NAP
Arizona	1	1,600,000.00	0.26%	62	3.5400	10.644400
							Lodging	1	61,000,000.00	9.91%	59	3.1702	6.401300
California	12	160,910,382.55	26.14%	61	3.0703	3.722894
							Mixed Use	3	49,649,000.00	8.07%	62	3.2470	2.686722
Georgia	1	2,600,000.00	0.42%	62	3.9700	3.737100
							Multi-Family	1	7,600,000.00	1.23%	63	3.8500	2.943300
Idaho	4	13,000,000.00	2.11%	63	3.4200	6.789500
							Office	10	316,975,000.00	51.49%	60	3.1205	2.939521
Michigan	1	5,456,777.06	0.89%	63	3.7800	2.230600
							Retail	8	60,454,690.61	9.82%	62	3.6810	3.009814
Nevada	3	92,175,000.00	14.97%	60	3.2721	5.225125
							Self Storage	20	114,077,334.50	18.53%	62	3.3421	4.310951
New Jersey	1	44,000,000.00	7.15%	62	3.1300	3.314900
							Totals	46	615,552,498.31	100.00%	61	3.2461	3.510306
New York	5	194,650,000.00	31.62%	60	3.1721	2.629822

Ohio	2	20,087,500.00	3.26%	62	3.9308	2.439262

Oklahoma	3	7,999,000.00	1.30%	62	3.8100	2.443700

South Carolina	1	8,000,031.00	1.30%	62	4.0200	1.838900

Texas	6	29,977,334.50	4.87%	62	3.3443	3.718368

Washington	2	12,300,000.00	2.00%	63	3.5567	2.916067

West Virginia	1	17,000,000.00	2.76%	59	3.4860	3.266600

Totals	46	615,552,498.31	100.00%	61	3.2461	3.510306

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	5,796,474.20	0.94%	61	3.6900	NAP	Defeased	1	5,796,474.20	0.94%	61	3.6900	NAP
	2.9999 or less	4	174,000,000.00	28.27%	60	2.8968	3.271861	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.0000 to 3.4999	15	269,464,000.00	43.78%	61	3.2014	4.490640	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.5000 or greater	16	166,292,024.11	27.02%	62	3.6686	2.239227	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	615,552,498.31	100.00%	61	3.2461	3.510306	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	35	609,756,024.11	99.06%	61	3.2419	3.528846
								Totals	36	615,552,498.31	100.00%	61	3.2461	3.510306
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	5,796,474.20	0.94%	61	3.6900	NAP	Defeased	1	5,796,474.20	0.94%	61	3.6900	NAP
	114 months or less	35	609,756,024.11	99.06%	61	3.2419	3.528846	Interest Only	29	570,575,500.00	92.69%	61	3.2068	3.616426
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	359 months or less	6	39,180,524.11	6.37%	62	3.7534	2.253440
	Totals	36	615,552,498.31	100.00%	61	3.2461	3.510306	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	36	615,552,498.31	100.00%	61	3.2461	3.510306
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	5,796,474.20	0.94%	61	3.6900	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	29	565,617,024.11	91.89%	61	3.2324	3.373798
	13 months to 24 months	5	35,775,000.00	5.81%	63	3.3083	6.040873
	25 months or greater	1	8,364,000.00	1.36%	62	3.6000	3.269400
	Totals	36	615,552,498.31	100.00%	61	3.2461	3.510306
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	323680001	LO	Las Vegas	NV	Actual/360	3.170%	166,521.09	0.00	0.00	N/A	12/05/29	--	61,000,000.00	61,000,000.00	01/05/25
2	310954015	OF	New York	NY	Actual/360	2.950%	137,175.00	0.00	0.00	N/A	12/06/29	--	54,000,000.00	54,000,000.00	01/06/25
3	310954734	OF	San Francisco	CA	Actual/360	2.950%	126,992.36	0.00	0.00	N/A	02/06/30	--	50,000,000.00	50,000,000.00	01/06/25
4	453012294	OF	New York	NY	Actual/360	3.520%	136,400.00	0.00	0.00	N/A	01/01/30	--	45,000,000.00	45,000,000.00	01/01/25
5	1959133	OF	Nutley	NJ	Actual/360	3.130%	118,592.22	0.00	0.00	N/A	03/01/30	--	44,000,000.00	44,000,000.00	01/01/25
6	323511043	MU	New York	NY	Actual/360	3.160%	117,007.78	0.00	0.00	N/A	03/06/30	--	43,000,000.00	43,000,000.00	01/06/25
7	310954221	OF	New York	NY	Actual/360	2.990%	102,988.89	0.00	0.00	N/A	12/06/29	--	40,000,000.00	40,000,000.00	01/06/25
8	323680008	OF	San Francisco	CA	Actual/360	2.589%	66,882.50	0.00	0.00	N/A	12/06/29	--	30,000,000.00	30,000,000.00	01/06/25
9	300802100	OF	Las Vegas	NV	Actual/360	3.600%	71,842.50	0.00	0.00	N/A	04/01/30	--	23,175,000.00	23,175,000.00	01/01/25
10	310950914	OF	Charleston	WV	Actual/360	3.486%	51,031.17	0.00	0.00	N/A	12/11/29	--	17,000,000.00	17,000,000.00	01/11/25
11	310954413	SS	Various	TX	Actual/360	3.100%	45,217.72	0.00	0.00	N/A	03/11/30	--	16,939,000.00	16,939,000.00	01/11/25
12	300802048	SS	Indio	CA	Actual/360	3.250%	36,731.77	0.00	0.00	N/A	03/01/30	--	13,125,000.00	13,125,000.00	01/01/25
13	300802102	SS	Various	ID	Actual/360	3.420%	38,285.00	0.00	0.00	N/A	04/01/30	--	13,000,000.00	13,000,000.00	01/01/25
14	300802101	SS	East Hampton	NY	Actual/360	3.500%	38,125.69	0.00	0.00	N/A	04/01/30	--	12,650,000.00	12,650,000.00	01/01/25
15	1960595	RT	Akron	OH	Actual/360	3.980%	42,797.44	0.00	0.00	N/A	02/01/30	--	12,487,500.00	12,487,500.00	01/01/25
16	310953900	RT	Agoura Hills	CA	Actual/360	3.160%	29,932.22	0.00	0.00	N/A	03/11/30	--	11,000,000.00	11,000,000.00	01/11/25
17	300802050	SS	La Quinta	CA	Actual/360	3.250%	25,537.33	0.00	0.00	N/A	03/01/30	--	9,125,000.00	9,125,000.00	01/01/25
18	300802047	SS	Vallejo	CA	Actual/360	3.170%	23,202.64	0.00	0.00	N/A	04/01/30	--	8,500,000.00	8,500,000.00	01/01/25
19	323680019	RT	Camden	SC	Actual/360	4.020%	27,736.88	12,549.06	0.00	N/A	03/01/30	--	8,012,580.06	8,000,031.00	01/01/25
20	410952547	RT	Merced	CA	Actual/360	3.600%	25,928.40	0.00	0.00	N/A	03/11/30	--	8,364,000.00	8,364,000.00	01/11/25
21	300802053	SS	Maple Valley	WA	Actual/360	3.660%	25,843.67	0.00	0.00	N/A	04/01/30	--	8,200,000.00	8,200,000.00	01/01/25
22	410952405	OF	Reno	NV	Actual/360	3.100%	21,355.56	0.00	0.00	N/A	03/11/30	--	8,000,000.00	8,000,000.00	01/11/25
23	300802051	SS	Antioch	CA	Actual/360	3.200%	22,044.44	0.00	0.00	N/A	04/01/30	--	8,000,000.00	8,000,000.00	01/01/25
24	300802038	SS	Grapevine	TX	Actual/360	3.556%	22,665.26	13,508.86	0.00	N/A	02/01/30	--	7,401,842.36	7,388,333.50	01/01/25
25	1856247	Various Various		OK	Actual/360	3.810%	26,243.39	0.00	0.00	N/A	03/01/30	--	7,999,000.00	7,999,000.00	01/01/25
26	1960094	MF	Delaware	OH	Actual/360	3.850%	25,196.11	0.00	0.00	N/A	04/01/30	--	7,600,000.00	7,600,000.00	01/01/25
27	300802049	SS	Pacheco	CA	Actual/360	3.200%	20,666.67	0.00	0.00	N/A	03/01/30	--	7,500,000.00	7,500,000.00	01/01/25
28	300802041	SS	Wichita	KS	Actual/360	3.690%	18,449.24	9,737.19	0.00	N/A	02/01/30	--	5,806,211.39	5,796,474.20	01/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	300802055	RT	Saginaw	MI	Actual/360	3.780%	17,794.67	10,094.50	0.00	N/A	04/01/30	--	5,466,871.56	5,456,777.06	01/01/25
30	610954092	OF	Santa Maria	CA	Actual/360	3.700%	18,479.44	0.00	0.00	N/A	02/11/30	--	5,800,000.00	5,800,000.00	01/11/25
31	410953723	RT	Frisco	TX	Actual/360	3.800%	18,488.06	0.00	0.00	N/A	02/11/30	--	5,650,000.00	5,650,000.00	01/11/25
32	610953419	RT	EL Monte	CA	Actual/360	3.340%	14,883.88	0.00	0.00	N/A	03/11/30	--	5,175,000.00	5,175,000.00	01/11/25
33	1960421	RT	Bellflower	CA	Actual/360	3.800%	14,166.59	7,966.38	0.00	N/A	04/01/30	--	4,329,348.93	4,321,382.55	01/01/25
34	300802054	SS	Seattle	WA	Actual/360	3.350%	11,827.36	0.00	0.00	N/A	04/01/30	--	4,100,000.00	4,100,000.00	01/01/25
35	410954342	SS	Statham	GA	Actual/360	3.970%	8,888.39	0.00	0.00	N/A	03/11/30	--	2,600,000.00	2,600,000.00	01/11/25
36	300802046	SS	Phoenix	AZ	Actual/360	3.540%	4,877.33	0.00	0.00	N/A	03/01/30	--	1,600,000.00	1,600,000.00	01/01/25
Totals							1,720,798.66	53,855.99	0.00				615,606,354.30	615,552,498.31
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	759,419,992.00	745,506,361.00	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	98,433,928.54	75,025,133.06	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	56,886,964.56	47,458,655.86	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,949,093.12	4,783,890.93	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,686,591.63	4,539,616.25	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	49,917,843.00	24,164,762.92	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	126,913,493.00	58,883,528.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	51,960,466.00	42,590,097.00	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,445,536.98	1,972,946.69	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	20,453.74	0.00
10	1,691,637.00	1,710,152.14	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,694,411.63	2,001,380.80	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,924,554.49	1,436,804.73	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	1,551,607.45	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,177,319.48	896,339.95	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,145,580.67	859,185.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,175,214.85	1,398,793.04	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,134,396.00	816,304.57	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	552,468.32	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	782,284.63	713,429.67	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,030,116.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	730,839.10	598,410.03	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,400,279.17	688,387.30	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,053,081.90	773,071.24	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	784,469.11	676,375.02	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	840,114.15	597,912.15	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	870,272.00	669,315.25	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,598,408.77	815,140.09	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	825,134.43	589,670.48	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	613,503.00	253,622.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	528,775.18	365,810.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	823,743.60	699,946.03	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	486,815.40	323,811.59	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	521,677.90	379,731.58	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	369,302.47	297,779.58	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	720,360.44	313,102.60	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,184,536,200.85	1,024,903,542.32				0.00	0.00	0.00	0.00	20,453.74	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.246098%	3.222076%	61
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.246144%	3.222120%	62
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.246192%	3.222167%	63
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.246237%	3.222211%	64
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.246285%	3.222257%	65
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.246330%	3.222301%	66
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.246375%	3.222344%	67
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.246422%	3.222390%	68
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.246467%	3.222433%	69
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.246514%	3.222479%	70
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.246558%	3.222522%	71
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.246607%	3.222570%	72
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		247,000,000	247,000,000		0	0
> 60 Months		368,552,498	368,552,498		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-25	615,552,498	615,552,498	0	0	0	0
Dec-24	615,606,354	615,606,354	0	0	0	0
Nov-24	615,663,284	615,663,284	0	0	0	0
Oct-24	615,716,781	615,716,781	0	0	0	0
Sep-24	615,773,365	615,773,365	0	0	0	0
Aug-24	615,826,507	615,826,507	0	0	0	0
Jul-24	615,879,477	615,879,477	0	0	0	0
Jun-24	615,935,552	615,935,552	0	0	0	0
May-24	615,988,169	615,988,169	0	0	0	0
Apr-24	616,043,904	616,043,904	0	0	0	0
Mar-24	616,096,171	616,096,171	0	0	0	0
Feb-24	616,154,867	616,154,867	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
EU Risk Retention

Pursuant to the PSA, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the “E.U. Risk Retention” tab for the BANK 2020-BNK27 transaction,certain information provided to the Certificate

Administrator regarding the Retaining Sponsor’s compliance with the Retention Covenant and the Hedging Covenant. Investors should refer to the CertificateAdministrator’s website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 29 of 29